RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions
(a)	Related parties

Names of related parties	Relationship with the Company
Shanghai Tianshu Zhixin Semiconductor Co., Ltd (“Tianshu”)	An entity significantly influenced by the Company’s controlling shareholder
Goumei (Zhejiang) Information Technology Co., Ltd (“Goumei”)	An entity significantly influenced by the Company’s controlling shareholder
(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Services received from:
—Goumei	—	13,947	48,258	6,797

Assets purchased from
—Tianshu	—	—	33,850	4,768

Total	—	13,947	82,108	11,565

(c)Other than disclosed elsewhere, the Group had the following significant amounts due to related party as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Amounts due to:
—Goumei	3,932	4,530	638
—Tianshu	—	27,080	3,814
Total	3,932	31,610	4,452